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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06471
Invesco Trust for Investment Grade Municipals
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade Municipals

Quarterly Schedule of Portfolio Holdings

May 31, 2017

invesco.com/us	VK-CE-IGMUNI-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–168.63%(a)

Alabama–4.16%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,875	$5,635,695
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	1,275	1,445,315
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,275	1,439,105
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/2039	3,225	3,234,675
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	2,500	2,754,775
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	565	611,579
Birmingham (City of) Water Works Board;
Series 2015 A, Ref. Water RB (c)	5.00%	01/01/2042	4,995	5,722,622
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,260	1,440,293
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	2,525	2,424,505
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	2,700	3,374,379
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,395	3,750,151
				31,833,094

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,755	5,320,607

Arizona–3.11%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,210	2,481,211
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (d)(e)	5.00%	07/01/2018	2,560	2,675,456
Series 2008 B, Highway RB (c)(d)(e)	5.00%	07/01/2018	3,835	4,007,959
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	815,505
Series 2010, RB	5.13%	05/15/2040	1,500	1,636,830
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/2032	1,775	1,815,914
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2039	970	963,520
Series 2009, Education RB	7.13%	01/01/2045	925	925,241
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	510	579,156
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,175	3,455,511
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/2028	3,145	3,344,676
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	1,000	1,139,780
				23,840,759

California–17.78%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,300	2,619,723
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)(d)(e)	5.00%	04/01/2018	6,000	6,211,380
Series 2017 F-1, Toll Bridge RB (c)	5.00%	04/01/2056	2,550	2,943,822
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	1,250	928,038
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	11,260	407,499

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley);
Series 2008, Water System RB (c)(d)(e)	5.00%	06/01/2018	$1500	$1,563,345
Series 2008 AE, Water System RB (c)	5.00%	12/01/2024	1,175	1,224,338
Series 2008 AE, Water System RB (c)	5.00%	12/01/2025	1,500	1,562,670
Series 2008 AE, Water System RB (c)	5.00%	12/01/2026	1,500	1,562,370
Series 2008 AE, Water System RB (c)	5.00%	12/01/2027	875	911,286
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (d)(e)	6.00%	07/01/2019	1,500	1,658,190
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/2026	1,000	1,135,450
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (h)	5.30%	08/01/2023	2,310	2,318,362
Series 2008 K, Home Mortgage RB (h)	5.45%	08/01/2028	3,985	3,994,763
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,415	1,533,931
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,650	1,767,860
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,610	3,867,862
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	2,000	2,147,420
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	875	950,583
Series 2016 A, RB (f)	5.00%	12/01/2041	1,380	1,495,382
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,800	1,957,842
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,055	1,150,646
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(e)	5.25%	07/01/2019	1,845	2,012,268
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,790	3,157,220
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	3,800	4,377,524
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,500	2,990,725
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,850	2,116,807
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	555	560,400
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	5,580	6,189,001
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (d)(g)	0.00%	01/01/2023	10,750	9,905,910
Series 2015, Ref. CAB Toll Road RB (INS-AGM) (b)(g)	0.00%	01/15/2034	4,225	2,213,097
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	5,570	5,597,293
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	2,855	2,854,857
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,400	1,616,804
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,714,200
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	1,000	1,105,570
Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,211,140
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/2022	1,800	1,952,748
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,289,410
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (f)	5.50%	03/01/2018	50	50,991
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,700	1,937,337
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	3,415	3,743,455
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	6,210	7,209,624
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,165	1,308,819
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	2,335	2,619,473
Series 2016 B, Second Series RB (h)	5.00%	05/01/2041	5,000	5,705,750
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,070	5,793,996
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	710	803,514

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/2034	$2,500	$2,655,850
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,440	1,669,205
Vernon (City of);
Series 2009 A, Electric System RB (d)(e)	5.13%	08/01/2019	835	887,146
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,940	2,091,921
				136,254,817

Colorado–3.09%

Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2038	3,000	3,381,120
Series 2012 A, University Enterprise System RB (CEP-Colorado Higher Education Intercept Program) (c)	5.00%	03/01/2041	2,650	2,979,024
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (c)(d)(e)	5.00%	05/01/2018	7,300	7,579,444
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	670	669,960
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	505	504,955
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,700	1,887,476
Series 2010, Private Activity RB	6.50%	01/15/2030	2,100	2,364,537
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	1,750	1,994,807
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,240	1,442,814
Montezuma (County of) Hospital District; Series 2007, Ref. RB (d)(e)	5.90%	10/01/2017	835	848,936
				23,653,073

Connecticut–0.73%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(h)	6.60%	07/01/2024	3,580	3,592,065
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (h)	5.50%	04/01/2021	1,800	2,013,300
				5,605,365

District of Columbia–5.26%

District of Columbia;
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2035	7,050	8,121,600
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/2034	3,525	4,072,997
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,245	2,057,565

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB (d)(e)	6.38%	10/01/2019	3,650	4,099,023
Series 2009, Hospital RB (d)(e)	6.50%	10/01/2019	1,100	1,238,479

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (d)(e)	5.50%	10/01/2017	6,000	6,094,440
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	2,350	2,479,156
Series 2008 A, Ref. Public Utility Sub. Lien RB (c)(d)(e)	5.00%	10/01/2018	1,150	1,213,204
Series 2013 A, Sub. Lien Public Utility RB (c)	5.00%	10/01/2044	3,080	3,470,636
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,975	7,413,658
				40,260,758

Florida–9.07%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/2017	355	356,409
Series 2007, IDR	5.88%	11/15/2036	1,000	1,004,460
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,160,820
Broward (County of);
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,380	2,746,020
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,250	2,516,175

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/2017	$3,410	$3,410,000
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,340	1,523,955
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,450	1,700,618
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (d)	5.95%	07/01/2020	50	57,381
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2026	1,910	1,935,766
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2027	1,935	1,961,103
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2028	2,100	2,128,329
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/2032	2,500	2,533,725
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	2,475	2,810,882
Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB (i)	5.10%	05/01/2014	550	6
Series 2011, Ref. Special Assessment Conv. CAB RB (j)	6.75%	05/01/2039	2,145	425,654
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.38%	10/01/2033	1,450	1,520,949
Series 2008 A, RB (INS-AGC) (b)(c)(h)	5.50%	10/01/2038	3,260	3,424,891
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,600	5,148,136
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	955	1,039,126
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	4,250	4,657,447
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB (d)(e)	6.13%	08/01/2020	715	827,670
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	255	284,781
Miami-Dade (County of);
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,130,730
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,180	1,336,480
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	2,855	3,271,659
Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB (f)	7.00%	10/01/2025	895	905,382
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/2035	190	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	175	175,014
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB (d)(e)	5.88%	11/15/2017	1,650	1,687,917
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/2023	4,000	4,418,960
Series 2011, Ref. RB (c)	5.00%	10/01/2031	3,860	4,383,377
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/2018	4,675	4,847,367
Reunion East Community Development District;
Series 2005, Special Assessment RB (i)	5.80%	05/01/2036	348	3
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	440	451,854
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (f)	5.25%	10/01/2027	600	605,388
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB (i)(k)	5.38%	01/01/2049	1,875	1,199,250
Series 2014 B, Ref. Sub. Health Care RB (i)	2.50%	01/01/2049	694	7
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	1,208	845,419
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,090,410
				69,523,522

Georgia–3.41%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	440	471,900
Series 2009 B, Tax Allocation RB (d)(e)	6.75%	01/01/2019	240	257,362
Series 2009 B, Tax Allocation RB (d)(e)	7.38%	01/01/2019	310	341,483

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of);
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	$1,850	$2,073,443
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	2,000	2,241,560
Series 2009 A, Water & Wastewater RB (d)(e)	6.00%	11/01/2019	1,850	2,073,443
Series 2015, Ref. Water & Wastewater RB (c)	5.00%	11/01/2040	12,580	14,678,470
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/2030	2,500	2,761,225
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/2020	1,150	1,233,294
				26,132,180

Hawaii–1.20%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,480	1,616,782
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,280,860
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,075	3,354,302
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,740	1,961,484
				9,213,428

Idaho–0.71%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,075,560
Series 2008 A, RB	6.75%	11/01/2037	1,500	1,604,250
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	930	937,077
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,580	1,790,741
				5,407,628

Illinois–17.84%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,910	1,914,680
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB (h)	5.50%	01/01/2032	2,770	3,155,556
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,275	1,400,702
Chicago (City of) (O’Hare International Airport);
Series 2008 A, Third Lien General Airport RB (c)(d)(e)	5.00%	01/01/2018	5,700	5,839,365
Series 2015 C, RB (h)	5.00%	01/01/2046	865	951,950
Series 2015 D, RB	5.00%	01/01/2046	605	683,009
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,720	1,970,174
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,385	1,639,037
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,785	2,015,211
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	5,760	6,246,202
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,835	4,200,974
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	695	702,687
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	435	439,272
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	350	353,437
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/2025	3,500	3,569,895
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,010	1,060,106
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	525	551,045
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,910	3,043,482
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,745	2,923,864
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM) (b)	5.00%	01/01/2033	2,025	2,130,624
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/2032	1,200	1,308,672
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	895	969,231
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,475	3,522,086
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	2,075	2,168,665

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	$1,000	$1,105,610
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,470	1,552,158
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,860	1,973,758
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/2024	3,500	3,821,090
Series 2009 A, RB (c)	5.75%	08/15/2030	2,000	2,199,640
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB (d)(e)	5.75%	11/15/2017	4,500	4,601,700
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,430	2,679,804
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	366	41,944
Series 2016 B, RB	5.63%	05/15/2020	1,935	1,921,538
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB (d)(e)	6.25%	11/15/2019	1,145	1,289,625
Series 2009, RB	6.25%	11/15/2035	755	831,315
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	999,320
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,885	3,142,544
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,115	2,342,891
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(e)	5.50%	08/01/2017	4,500	4,534,650
Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB (d)	7.00%	02/15/2018	325	337,565
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (d)(e)	6.00%	02/15/2020	2,455	2,778,471
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	3,565	4,138,965
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,720	4,170,864
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	3,375	3,442,905
Series 2015 A, RB	5.50%	06/15/2053	1,800	1,889,874
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	2,800	1,714,160
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2031	1,235	1,380,211
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/2032	1,125	1,252,811
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	3,875	4,355,345
Series 2015 A, RB (c)	5.00%	01/01/2040	6,480	7,339,313
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,255	1,273,925
Series 2013, Unlimited Tax GO Bonds (INS-BAM) (b)	5.50%	07/01/2038	2,525	2,771,920
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,300	1,318,915
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,150	1,165,376
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,300	1,336,686
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	1,800	1,983,294
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	5,475	6,266,192
United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/2028	1,265	1,269,149
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (h)	7.00%	12/01/2042	710	729,816
				136,713,270

Indiana–4.69%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,505	4,024,581
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	2,200	2,421,848

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB (h)	5.00%	09/01/2046	$1,535	$1,587,113
Series 2014, RB (h)	5.25%	09/01/2034	895	954,133
Series 2014, RB (h)	5.25%	09/01/2040	2,585	2,731,285
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,960	4,250,268
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	536,650
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	590	635,418
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,525	1,553,746
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,680	3,734,427
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2034	1,500	1,717,755
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	3,930	4,523,823
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB (c)	5.00%	02/01/2030	3,300	3,734,808
North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS-AGM) (b)(g)	0.00%	01/15/2019	1,280	1,253,543
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	6.75%	01/01/2034	1,500	1,792,650
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (d)(e)(f)	5.75%	09/01/2017	500	506,080
				35,958,128

Iowa–0.64%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,290	1,325,101
Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,110	1,152,990
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,145	1,145,114
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	12,920	1,313,706
				4,936,911

Kansas–1.13%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,800	4,176,276
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,400	1,657,866
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,470	2,787,914
				8,622,056

Kentucky–2.83%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/2028	2,300	2,380,937
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,365	1,479,510
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,445	1,559,950
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,035	1,135,726
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB (d)(e)	6.00%	06/01/2020	1,000	1,145,330
Series 2010 A, Hospital RB (d)(e)	6.38%	06/01/2020	1,850	2,139,285
Series 2010 A, Hospital RB (d)(e)	6.50%	06/01/2020	3,400	3,944,170
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,190	2,346,059
Series 2009, Ref. RB (d)(e)	5.25%	02/01/2019	2,465	2,640,656
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2024	280	299,188
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/2025	315	336,370
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,117,210

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	$1,000	$1,153,780
				21,678,171

Louisiana–2.03%
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	2,085	794,239
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB (d)(e)	6.75%	06/01/2018	3,100	3,282,869
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,260	1,410,167
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,000	1,066,310
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	3,750	3,759,075
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	885	953,764
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,680	1,833,418
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,415	1,537,468
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	885	948,127
				15,585,437

Maryland–1.16%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	790	900,632
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB (d)(e)	5.50%	07/01/2017	1,915	1,922,239
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,620	1,784,041
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,565	1,686,898
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	1,110	1,199,177
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028	750	818,085
Series 2017, Ref. RB	5.00%	04/01/2032	550	587,862
				8,898,934

Massachusetts–3.47%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,455	1,589,762
Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/2032	6,000	6,534,900
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB (d)(e)	5.00%	10/01/2017	2,515	2,550,436
Series 2007, RB	5.00%	10/01/2032	185	187,448
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,390	3,774,595
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)(d)(e)	5.00%	10/01/2017	7,000	7,098,420
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/2032	1,225	1,439,792
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/2031	3,000	3,397,530
				26,572,883

Michigan–3.24%

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	2,925	3,340,672
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,905	2,136,781
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,275	1,391,229
Series 2014 C-3, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2030	2,785	3,212,860
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	640	721,555
Series 2014 D-1, Ref. Local Government Loan Program RB (INS-AGM) (b)	5.00%	07/01/2035	1,250	1,418,675
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	640	732,320
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,305	1,445,627

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	$2,330	$2,594,245
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	3,980	4,534,135
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/2030	3,000	3,253,710
				24,781,809

Minnesota–0.87%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB (d)(e)	6.38%	11/15/2018	2,750	2,967,002
Series 2008 A, Health Care System RB (d)(e)	6.63%	11/15/2018	1,850	2,002,533
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (l)(m)	0.79%	04/01/2037	1,700	1,700,000
				6,669,535

Missouri–1.54%

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/2026	2,500	2,518,725
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,290	2,566,243
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	520	546,744
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/2018	240	242,690
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/2035	1,200	1,273,104
St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/2021	1,250	1,256,887
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	975	1,002,398
Series 2007 A, Senior Living Facilities RB (d)(e)	6.38%	12/01/2017	2,335	2,400,613
				11,807,404

Nebraska–1.03%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	1,500	1,646,175
Series 2012, Gas RB	5.00%	09/01/2042	2,750	2,961,145
Series 2012, Gas RB	5.25%	09/01/2037	1,500	1,655,835
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2036	1,500	1,632,030
				7,895,185

Nevada–1.03%

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	3,300	3,437,610
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	4,300	4,479,310
				7,916,920

New Jersey–6.32%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	2,475	2,685,474
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB (h)	5.13%	01/01/2034	1,250	1,360,425
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,121,290
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/2021	17,500	18,776,450

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2017	$2,095	$2,098,876
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,545	1,636,294
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,035	1,131,203
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,725	1,770,005
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,725	1,771,265
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	900	1,012,725
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,735	5,749,624
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,070	1,068,267
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	4,120	4,130,506
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	4,130	4,128,265
				48,440,669

New Mexico–0.74%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,125	3,460,344
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	2,050	2,179,191
				5,639,535

New York–17.87%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB (d)(e)	6.25%	01/15/2020	2,070	2,350,402
Series 2009, PILOT RB (d)(e)	6.38%	01/15/2020	860	979,273
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,100	3,099,752
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,235	2,619,152
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB (d)(e)	5.25%	11/15/2019	4,000	4,422,400
Series 2010 D, RB	5.25%	11/15/2026	7,500	8,516,925
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(h)	5.75%	12/01/2022	3,000	3,036,360
Series 1997 6, Special Obligation RB (INS-NATL) (b)(h)	5.75%	12/01/2025	3,000	3,036,360
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	3,000	3,390,450
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB (c)(d)(e)	5.00%	06/15/2018	8,450	8,820,110
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	9,285	10,513,777
New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB (d)	5.40%	01/01/2018	2,150	2,202,696
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/2039	5,300	5,634,377
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/2038	10,155	11,821,334
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	7,000	8,064,910
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/2026	7,225	7,425,927
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	3,390	3,832,293
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,900	3,354,952
New York (State of) Dormitory Authority;
Series 2009 C, School Districts Bond Financing Program RB (d)(e)	5.00%	10/01/2019	2,775	3,038,098
Series 2009 C, School Districts Bond Financing Program RB (INS-AGC) (b)	5.00%	10/01/2024	225	243,851
Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	5,655	6,471,752
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2026	2,800	2,999,584
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/2027	3,100	3,319,821
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	5,670	6,446,223
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,770	2,050,315
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,910	3,448,466
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (h)	5.35%	11/01/2037	2,400	2,415,480
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	5,450	5,860,058

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	$1,725	$1,840,420
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,810	1,978,982
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	3,310	3,653,280
				136,887,780

North Carolina–2.61%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	7,510	8,621,855
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	3,180	3,380,531
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	6,510	6,930,741
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB (d)(e)	5.75%	10/01/2017	1,050	1,067,000
				20,000,127

North Dakota–0.14%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,056,490

Ohio–9.75%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	2,695	3,023,413
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,610	4,011,576
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,470	1,671,993
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	545	613,703
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,105	1,234,020
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	260	256,069
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,830	7,742,930
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,150	1,229,086
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	450	450,567
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,730	1,928,085
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,685	4,058,254
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	2,525	2,658,067
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	2,520	2,853,043
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	1,200	1,368,324
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/2024	4,800	4,959,264
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,500	4,648,905
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/2024	4,525	4,675,140
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/2037	3,500	4,161,570
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (c)(d)(e)	5.00%	04/28/2018	1,625	1,686,198
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.00%	01/01/2027	4,000	4,233,760
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	825	918,200
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(h)	4.80%	09/01/2036	8,000	8,009,840
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	4,300	4,238,897
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB (d)(e)	5.75%	05/15/2020	385	436,771
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	2,005	2,179,956

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	4.38%	06/01/2022	$1,550	$1,456,907
				74,704,538

Oklahoma–0.29%

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,990	2,184,503

Pennsylvania–2.75%

Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB (d)(e)	5.50%	03/01/2021	1,500	1,744,620
Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/2035	1,450	1,575,411
Series 2010 D, RB	5.00%	01/01/2040	1,500	1,628,535
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (l)(m)	0.77%	06/01/2037	265	265,000
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,900	3,168,424
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (l)(m)	0.77%	09/01/2028	400	400,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	245	265,009
Series 2009 A, Sub. RB (d)(e)	5.00%	06/01/2019	840	907,242
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/2039	740	787,789
Series 2014 A-2, Sub. Conv. CAB RB (j)	5.13%	12/01/2039	1,000	845,200
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	1,630	1,893,913
Subseries 2010 B-2, Sub. RB (d)(e)	5.75%	12/01/2020	885	1,028,290
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	935	1,060,299
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	300	351,144
Subseries 2010 B-2, Sub. RB (d)(e)	6.00%	12/01/2020	320	374,554
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,480	1,692,632
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	735	843,030
Series 2017 A, Ref. RB	5.00%	09/01/2047	865	972,874
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,125	1,281,690
				21,085,656

Puerto Rico–0.44%

Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	6,050	733,260
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS-NATL) (b)(g)	0.00%	08/01/2044	12,450	2,668,907
				3,402,167

South Carolina–1.55%

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (d)(e)	5.50%	02/01/2019	1,000	1,075,760
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,600	1,755,728
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/2032	535	531,766
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/2047	202	26,933
South Carolina (State of) Ports Authority;
Series 2015, RB (h)	5.25%	07/01/2050	1,905	2,123,694
Series 2015, RB (h)	5.25%	07/01/2055	1,380	1,537,899
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,500	4,793,130
				11,844,910

South Dakota–0.45%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,660	1,838,517
Series 2015, Ref. RB	5.00%	11/01/2045	1,475	1,643,017
				3,481,534

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–0.61%

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (c)(d)(e)	5.25%	03/01/2018	$4,550	$4,697,557

Texas–22.39%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,750	2,007,372
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2018	1,875	1,957,275
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/2019	2,200	2,366,276
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2035	3,525	3,913,173
Series 2013 A, Joint Improvement RB (h)	5.00%	11/01/2030	1,700	1,902,589
Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	1,000	1,174,040
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (c)(d)(e)	5.00%	08/15/2018	7,960	8,357,045
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)(d)(e)	5.00%	08/15/2019	1,000	1,087,200
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,200	1,313,808
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,550	1,679,704
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (h)	4.75%	07/01/2024	1,260	1,372,115
Houston (City of);
Series 2007, Ref. First Lien Combined Utility System RB (c)(d)(e)	5.00%	11/15/2017	12,800	13,043,200
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2031	1,215	1,382,500
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	3,120	3,550,123
Series 2015 C, Ref. Airport System RB (h)	5.00%	07/15/2020	865	934,408
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,360	1,423,213
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,100	2,282,490
Lower Colorado River Authority;
Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	5,887
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,390	2,713,678
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,580,848
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	4.75%	07/01/2042	1,115	1,167,751
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB (d)(e)	5.63%	01/01/2018	875	899,518
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	125	127,908
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	875	901,416
Series 2008, Ref. First Tier System RB (d)(e)	6.00%	01/01/2018	1,245	1,282,587
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	125	128,343
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	175	179,783
Series 2008, Ref. First Tier System RB (INS-AGC) (b)	6.20%	01/01/2042	1,000	1,263,910
Series 2008 F, Ref. Second Tier System RB (d)(e)	5.75%	01/01/2018	4,300	4,423,582
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/2036	4,365	5,073,352
Series 2015 B, Ref. RB (c)	5.00%	01/01/2040	10,095	11,318,514
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,695	3,071,761
Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/2035	1,250	1,381,375
Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/2037	5,000	5,693,350
Series 2012, Ref. & Improvement RB	5.00%	03/01/2042	6,050	6,856,586
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,035	1,054,427
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,360	2,381,311
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,008,670
Series 2007, Retirement Facility RB	5.75%	11/15/2037	825	830,033

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB (d)(e)	5.25%	11/15/2017	$3,075	$3,137,053
Series 2007, Retirement Facility RB	5.25%	11/15/2037	3,925	3,974,062
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	650	654,128
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,600	2,716,350
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/2028	4,900	5,253,535
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,315	4,933,598
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,780	4,180,075
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,555	1,604,229
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,635	1,994,301
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,730	1,932,427
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)(d)(e)	5.00%	04/01/2018	8,700	9,003,195
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,730	2,025,951
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (d)(e)	5.00%	05/15/2019	4,000	4,314,400
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,970	7,362,562
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2027	1,500	1,687,050
Series 2012, Gas Supply RB	5.00%	12/15/2028	1,410	1,575,012
Series 2012, Gas Supply RB	5.00%	12/15/2029	1,325	1,475,745
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,860	5,386,581
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,170	1,259,809
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,000	2,255,100
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,500	1,725,885
				171,542,169

Utah–2.68%

Salt Lake City (City of); Series 2017 A, Airport RB (c)(h)	5.00%	07/01/2047	2,770	3,191,594
University of Utah; Series 2013 A, RB (c)	5.00%	08/01/2043	14,235	16,239,146
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	1,100	1,113,904
				20,544,644

Virgin Islands–0.31%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	675	589,849
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,100	1,809,066
				2,398,915

Virginia–1.15%
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	3,650	4,017,665
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	820	927,928
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,605	3,828,113
				8,773,706

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–4.20%

Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	$1,080	$1,239,397
Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2026	1,175	1,340,440
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/2028	1,840	1,917,887
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2032	2,000	2,261,860
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/2041	13,370	14,982,556
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,495	3,655,386
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,525	1,830,015
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (f)	6.00%	01/01/2027	2,325	2,393,960
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	2,250	2,545,897
				32,167,398

West Virginia–1.01%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,290	1,268,367
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,255	1,298,737
Series 2008, RB	6.25%	10/01/2023	1,695	1,752,528
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,630	1,776,586
Series 2009 C, Ref. & Improvement RB (d)(e)	5.50%	06/01/2019	1,535	1,673,042
				7,769,260

Wisconsin–2.06%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	2,000	2,303,920
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (h)	5.38%	11/01/2021	700	711,305
Series 2007 B, Collateralized Utility RB (h)	5.75%	11/01/2037	625	634,550
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,825	2,000,766
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(h)	5.30%	09/01/2023	673	677,839
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	6,060	6,846,952
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	895	938,381
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB (d)(e)	5.38%	05/01/2019	145	157,244
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,400	1,516,172
				15,787,129

Wyoming–0.60%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,850	2,012,874
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM) (b)	5.00%	01/01/2047	2,250	2,563,988
				4,576,862
TOTAL INVESTMENTS(n)–168.63% (Cost $1,210,308,105)				1,292,067,423
FLOATING RATE NOTE OBLIGATIONS–(34.89)%
Notes with interest and fee rates ranging from 1.30% to 1.70% at 05/31/2017 contractual maturities of collateral ranging from 06/01/2022 to 04/01/2056 (See Note 1D)(o)				(267,325,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.67)%				(273,298,749)
OTHER ASSETS LESS LIABILITIES–1.93%				14,752,709
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$766,196,383

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
CR	— Custodial Receipts
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
Jr.	— Junior

LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
PILOT	— Payment-in-Lieu-of-Tax
RAC	— Revenue Anticipation Certificates
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Wts.	— Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $24,895,294, which represented 3.25% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2017 was $1,199,268, which represented less than 1% of the Trust’s Net Assets.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2017. At May 31, 2017, the Trust’s investments with a value of $431,590,511 are held by TOB Trusts and serve as collateral for the $267,325,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade Municipals

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any

Invesco Trust for Investment Grade Municipals

D.	Floating Rate Note Obligations – (continued)

alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2017 was $30,865,008 and $25,803,612, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$84,869,041
Aggregate unrealized (depreciation) of investment securities	(5,080,722)
Net unrealized appreciation of investment securities	$79,788,319
Cost of investments for tax purposes is $1,212,279,104.

Invesco Trust for Investment Grade Municipals

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Invesco Trust for Investment Grade Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.